Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.58%
Advertising–0.31%
Magnite, Inc.(b)	447,210	$13,282,137
Agricultural & Farm Machinery–0.09%
Hydrofarm Holdings Group, Inc.(b)	65,100	4,055,079
Alternative Carriers–0.75%
Bandwidth, Inc., Class A(b)	274,829	32,509,522
Apparel Retail–1.15%
American Eagle Outfitters, Inc.	1,408,883	49,916,725
Application Software–9.53%
Avalara, Inc.(b)	371,734	49,132,083
Bill.com Holdings, Inc.(b)	186,788	27,816,469
Cerence, Inc.(b)	418,712	39,832,072
Five9, Inc.(b)	349,702	61,932,224
Lightspeed POS, Inc. (Canada)(b)	544,592	39,205,178
Manhattan Associates, Inc.(b)	550,595	74,869,908
Paylocity Holding Corp.(b)	210,100	35,681,283
Q2 Holdings, Inc.(b)	349,331	33,161,992
Sprout Social, Inc., Class A(b)	746,907	51,850,284
		413,481,493
Asset Management & Custody Banks–2.43%
Artisan Partners Asset Management, Inc., Class A	314,790	16,079,473
Cohen & Steers, Inc.	311,997	22,816,341
Hamilton Lane, Inc., Class A	642,420	58,055,495
StepStone Group, Inc., Class A	263,955	8,367,374
		105,318,683
Auto Parts & Equipment–3.72%
Dana, Inc.	2,051,130	55,647,157
Fox Factory Holding Corp.(b)	330,705	51,418,013
Visteon Corp.(b)	444,883	54,480,372
		161,545,542
Automotive Retail–1.51%
Lithia Motors, Inc., Class A	186,697	65,715,477
Biotechnology–5.40%
Acceleron Pharma, Inc.(b)	272,395	35,653,781
Apellis Pharmaceuticals, Inc.(b)	291,406	16,400,330
CareDx, Inc.(b)	651,284	52,363,234
Deciphera Pharmaceuticals, Inc.(b)	339,485	11,454,224
Halozyme Therapeutics, Inc.(b)	860,931	35,651,153
Insmed, Inc.(b)	276,769	6,808,517
TG Therapeutics, Inc.(b)	531,132	18,520,573
Ultragenyx Pharmaceutical, Inc.(b)	287,239	29,215,079
Veracyte, Inc.(b)	729,683	28,494,121
		234,561,012
Building Products–4.19%
Advanced Drainage Systems, Inc.	763,865	86,637,568
AZEK Co., Inc. (The)(b)	585,551	25,489,035
Trex Co., Inc.(b)	715,592	69,705,817
		181,832,420
Shares		Value
Casinos & Gaming–3.14%
Boyd Gaming Corp.	841,689	$54,196,355
Churchill Downs, Inc.	254,306	50,741,676
Red Rock Resorts, Inc., Class A(b)	703,339	31,474,420
		136,412,451
Commodity Chemicals–1.29%
Olin Corp.	1,143,641	55,912,609
Construction Machinery & Heavy Trucks–1.92%
Astec Industries, Inc.	294,510	20,182,770
Federal Signal Corp.	976,937	41,500,284
REV Group, Inc.(b)	1,153,794	21,599,024
		83,282,078
Data Processing & Outsourced Services–0.82%
Paymentus Holdings, Inc., Class A(b)	217,616	6,637,288
Shift4 Payments, Inc., Class A(b)	311,675	29,076,161
		35,713,449
Electrical Components & Equipment–1.25%
Regal Beloit Corp.	324,804	46,196,873
Stem, Inc.(b)	320,502	8,121,521
		54,318,394
Electronic Components–0.74%
Rogers Corp.(b)	170,413	31,926,876
Electronic Equipment & Instruments–0.83%
Novanta, Inc.(b)	260,164	36,154,991
Environmental & Facilities Services–0.99%
Casella Waste Systems, Inc., Class A(b)	634,063	42,754,868
Forest Products–1.16%
Louisiana-Pacific Corp.	748,215	50,287,530
Health Care Equipment–6.22%
Axonics, Inc.(b)	637,821	36,795,893
CryoPort, Inc.(b)	558,103	31,209,120
Globus Medical, Inc., Class A(b)	513,867	37,029,256
Inari Medical, Inc.(b)	290,834	25,288,016
Masimo Corp.(b)	188,402	40,619,471
Penumbra, Inc.(b)	155,651	38,774,221
Shockwave Medical, Inc.(b)	65,234	11,735,597
Tandem Diabetes Care, Inc.(b)	569,695	48,646,256
		270,097,830
Health Care Facilities–0.90%
Surgery Partners, Inc.(b)	669,403	39,180,158
Health Care Services–2.10%
1Life Healthcare, Inc.(b)	509,224	18,841,288
Amedisys, Inc.(b)	228,592	59,061,315
Signify Health, Inc., Class A(b)	515,538	13,043,111
		90,945,714
Health Care Supplies–0.45%
Figs, Inc., Class A(b)	565,798	19,322,002

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Health Care Technology–2.56%
Inspire Medical Systems, Inc.(b)	425,068	$82,590,712
Phreesia, Inc.(b)	578,107	28,616,297
		111,207,009
Homebuilding–1.13%
TopBuild Corp.(b)	247,860	49,088,673
Hotels, Resorts & Cruise Lines–1.03%
Travel + Leisure Co.	689,335	44,910,175
Industrial Machinery–6.21%
Altra Industrial Motion Corp.	574,981	37,770,502
Chart Industries, Inc.(b)	422,857	61,711,750
ITT, Inc.	725,299	68,105,576
Kornit Digital Ltd. (Israel)(b)	741,318	77,245,336
SPX Corp.(b)	396,349	24,823,338
		269,656,502
Interactive Home Entertainment–1.13%
Zynga, Inc., Class A(b)	4,534,325	49,152,083
Investment Banking & Brokerage–2.12%
Evercore, Inc., Class A	263,705	38,464,011
LPL Financial Holdings, Inc.	361,754	53,496,182
		91,960,193
IT Consulting & Other Services–1.16%
Globant S.A.(b)	230,214	50,156,724
Leisure Products–1.14%
YETI Holdings, Inc.(b)	564,972	49,491,547
Life Sciences Tools & Services–5.58%
Berkeley Lights, Inc.(b)	271,227	11,798,374
Bio-Techne Corp.	123,852	51,253,673
Medpace Holdings, Inc.(b)	383,876	64,130,325
NeoGenomics, Inc.(b)	514,288	21,101,237
Quanterix Corp.(b)	224,112	11,539,527
Repligen Corp.(b)	450,505	82,266,718
		242,089,854
Multi-Sector Holdings–0.30%
ArcLight Clean Transition Corp., Class A(b)	710,747	12,900,058
Packaged Foods & Meats–2.47%
Freshpet, Inc.(b)	607,270	107,377,481
Paper Packaging–0.33%
Ranpak Holdings Corp.(b)	652,907	14,416,187
Property & Casualty Insurance–0.72%
Kinsale Capital Group, Inc.	187,102	31,144,999
Regional Banks–1.44%
Pinnacle Financial Partners, Inc.	514,689	46,795,524
Silvergate Capital Corp., Class A(b)	139,603	15,551,774
		62,347,298
Restaurants–3.00%
Bloomin’ Brands, Inc.	1,445,860	42,725,163
Shares		Value
Restaurants–(continued)
Texas Roadhouse, Inc.(b)	564,469	$56,847,673
Wingstop, Inc.	214,030	30,537,800
		130,110,636
Semiconductor Equipment–3.83%
Entegris, Inc.	512,319	58,634,910
FormFactor, Inc.(b)	908,792	32,034,918
MKS Instruments, Inc.	263,511	49,600,675
Nova Measuring Instruments Ltd. (Israel)(b)	257,672	25,823,888
		166,094,391
Semiconductors–4.78%
Ambarella, Inc.(b)	277,268	27,832,162
Lattice Semiconductor Corp.(b)	1,695,921	90,002,527
MACOM Technology Solutions Holdings, Inc.(b)	874,280	51,757,376
Monolithic Power Systems, Inc.	44,267	15,188,893
Power Integrations, Inc.	273,969	22,517,512
		207,298,470
Specialty Chemicals–1.31%
Amyris, Inc.(b)	371,163	5,281,650
Danimer Scientific, Inc.(b)	388,686	8,621,055
Element Solutions, Inc.	1,845,564	43,167,742
		57,070,447
Steel–0.56%
Allegheny Technologies, Inc.(b)	987,351	24,180,226
Systems Software–2.96%
CyberArk Software Ltd.(b)	296,011	37,457,232
SailPoint Technologies Holding, Inc.(b)	778,801	36,237,610
Varonis Systems, Inc.(b)	1,129,893	54,573,832
		128,268,674
Trading Companies & Distributors–3.56%
Herc Holdings, Inc.(b)	692,086	79,603,732
SiteOne Landscape Supply, Inc.(b)	292,741	50,363,162
Textainer Group Holdings Ltd. (China)(b)	733,288	24,711,805
		154,678,699
Trucking–1.37%
Saia, Inc.(b)	257,781	59,330,875
Total Common Stocks & Other Equity Interests (Cost $2,750,040,782)		4,321,458,241
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	6,651,895	6,651,895
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	4,439,722	4,441,498
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	7,602,166	7,602,165
Total Money Market Funds (Cost $18,695,144)		18,695,558
TOTAL INVESTMENTS IN SECURITIES–100.01% (Cost $2,768,735,926)		4,340,153,799
OTHER ASSETS LESS LIABILITIES—(0.01)%		(626,491)
NET ASSETS–100.00%		$4,339,527,308
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,389,157	$248,478,633	$(280,215,895)	$-	$-	$6,651,895	$3,462
Invesco Liquid Assets Portfolio, Institutional Class	20,785,324	177,484,738	(193,827,335)	(15)	(1,214)	4,441,498	3,664
Invesco Treasury Portfolio, Institutional Class	43,873,322	283,975,581	(320,246,738)	-	-	7,602,165	1,710
Total	$103,047,803	$709,938,952	$(794,289,968)	$(15)	$(1,214)	$18,695,558	$8,836

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Discovery Fund